Deposits (Summary of Deposits) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Deposits [Abstract]
Time deposits	¥ 1,875,058	¥ 1,885,970
Other deposits	370,777	360,375
Total	¥ 2,245,835	¥ 2,246,345